LEASE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Loss from impairment	$ 0	$ 12,854	$ 0
Weighted average remaining lease term	1 year 6 months 7 days
Weighted average discount rate	5.95%
Cash paid for amounts included in the measurement of operating lease liabilities	$ 559	1,241	1,686
Amortization of land use rights	$ 445	$ 834	$ 874